Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
The Cook & Bynum Fund [Member]
Shareholder Report [Line Items]
Fund Name	The Cook & Bynum Fund
Class Name	The Cook & Bynum Fund
Trading Symbol	COBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Cook & Bynum Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/. You can also request this information by contacting us at (877) 839-2629.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 839-2629
Additional Information Website	www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/
Expenses [Text Block]
What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Cook & Bynum Fund	$152	1.49%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform?

The Cook & Bynum Fund (the “Fund”) delivered a positive return for the period of October 1, 2024 to September 30, 2025. After a steep decline in fourth quarter 2024, the Fund is up significantly in calendar year 2025. The Fund has benefitted from a weak U.S. dollar and renewed investor interest in international markets. Valuations in many emerging markets remain historically low, and the Fund has taken advantage via four new investments.

Line Graph [Table Text Block]
CUMULATIVE PERFORMANCE (based on a hypothetical $10,000 investment)

Average Annual Return [Table Text Block]
ANNUAL Performance
		Average Annual Return (%)
	1 Year	5 Year	10 Year
The Cook & Bynum Fund	3.49%	10.83%	4.26%
MSCI ACWI Net Total Return Index	17.27%	13.54%	11.90%

The MSCI All Country World Index (ACWI) Net Total Return Index captures the performance of large- and mid-cap stocks across 23 developed and 24 emerging markets, reflecting dividends reinvested after withholding taxes. It offers a broad, global equity benchmark covering approximately 85% of the investable market capitalization.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.cookandbynum.com/invest-with-us/mutual-fund/performance/ for more recent performance information.
Inability to Meet Distribution Level [Text Block]	The MSCI All Country World Index (ACWI) Net Total Return Index captures the performance of large- and mid-cap stocks across 23 developed and 24 emerging markets, reflecting dividends reinvested after withholding taxes. It offers a broad, global equity benchmark covering approximately 85% of the investable market capitalization.
ETF Past Performance [Text Block]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Net Assets	$ 77,506,723
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 687,291
Investment Company, Portfolio Turnover	5.90%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund Net Assets	$77,506,723
Number of Holdings	14
Total Net Advisory Fee	$687,291
Portfolio Turnover Rate	5.90%

Holdings [Text Block]
Geographic Breakdown	Sector Breakdown

Largest Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (% of Net Assets as of September 30, 2025)

Top 10 Holdings	(%)
Arca Continental S.A.B. de C.V.	24.67%
Berkshire Hathaway Class B	20.39%
Coca-Cola Embonor SA	9.89%
Anheuser-Busch InBev SA/NV	9.87%
US Treasury 10/02/2025	7.17%
Fomento Economico Mexicano SAB	6.94%
Liberty Latin America Ltd. Class C	4.32%
Union de Cervecerias Peruanas Backus y Johnston SA	3.57%
US Bank MMDA	3.52%
BIM Birlesik Magazalar AS	2.50%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

During the 2024 fiscal year, the Cook & Bynum Funds Trust Board approved an Agreement and Plan of Reorganization (“Agreement”) providing for a reorganization (the “Reorganization”) of The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust (the “Target Fund”) into The Cook & Bynum Fund, a series of World Funds Trust (the “Acquiring Fund”). Shareholders of record of the Target Fund as of August 12, 2024 voted to approve the Reorganization at a special shareholder meeting held on September 16, 2024. The Reorganization closed on October 4, 2024 and, at its conclusion, all assets and liabilities of the Target Fund were reorganized into the Acquiring Fund.